Subsequent Events (Details) - USD ($)	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock shares reserved for the issuance of awards		34,402,292	28,799,554
2018 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares authorized		8,209,568	6,672,721
2022 Equity Incentive Plan | Forge Global Holdings, Inc.
Subsequent Event [Line Items]
Percentage of annual increase in common stock reserved and available for issuance as per the condition one	3.00%
2022 Employee Stock Purchase Plan | Forge Global Holdings, Inc.
Subsequent Event [Line Items]
Percentage of annual increase in common stock reserved and available for issuance as per the condition one	1.00%
Subsequent Events [Member]
Subsequent Event [Line Items]
Transaction bonus	$ 15,800,000
Minimum total value of Retention Equity Grants	$ 15,800,000
Lock up period of Retention Equity Grants	6 months
Total purchase obligations, 2022	$ 915,000
Total purchase obligations, after 2022	54,000
Annual premium of D&O insurance policy	5,600,000
Subsequent Events [Member] | Merger Agreement
Subsequent Event [Line Items]
Gross Proceeds From Reverse Recapitalization	215,600,000
Subsequent Events [Member] | Loan Offset Agreement
Subsequent Event [Line Items]
Outstanding balance of promissory notes	$ 5,500,000
Subsequent Events [Member] | Motive Capital Corp. | Subscription Agreements | PIPE Investors
Subsequent Event [Line Items]
Number Of Shares Agreed to Issue and Sell	6,800,000
Price per share	$ 10.00
Expected gross proceeds	$ 68,000,000
Subsequent Events [Member] | Motive Capital Corp. | Forward Purchase Agreement
Subsequent Event [Line Items]
Number Of Shares Agreed to Issue and Sell	14,000,000
Price per share	$ 10.00
Expected gross proceeds	$ 140,000,000.0
Subsequent Events [Member] | 2018 Equity Incentive Plan
Subsequent Event [Line Items]
Number of options granted	0
Subsequent Events [Member] | 2022 Equity Incentive Plan
Subsequent Event [Line Items]
Number of options granted	0
Subsequent Events [Member] | 2022 Equity Incentive Plan | Forge Global Holdings, Inc.
Subsequent Event [Line Items]
Common stock shares reserved for the issuance of awards	12,899,504
Term of annual increase in common stock reserved and available for issuance	10 years
Subsequent Events [Member] | 2022 Employee Stock Purchase Plan | Forge Global Holdings, Inc.
Subsequent Event [Line Items]
Number of shares authorized	4,072,000